UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2016

Date of reporting period:  October 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments October 31, 2015 (Unaudited)

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 96.2%
Consumer Discretionary - 10.1%
Dollar General	152,023	$10,302,599
Lowe's Companies	77,446	5,717,838
Omnicom Group	172,101	12,893,807
		28,914,244
Consumer Staples - 17.7%
CVS Caremark	94,656	9,350,119
JM Smucker	103,261	12,121,809
Philip Morris International	144,852	12,804,917
Procter & Gamble	114,734	8,763,383
Reynolds American	165,791	8,011,021
		51,051,249
Energy - 8.0%
Chevron	57,367	5,213,513
Occidental Petroleum	130,510	9,728,215
Royal Dutch Shell - ADR	156,325	8,200,810
		23,142,538
Financials - 12.1%
Aflac	117,603	7,497,191
Cullen/Frost Bankers	90,353	6,183,759
Marsh & McLennan Companies	180,706	10,072,553
State Street	162,062	11,182,278
		34,935,781
Health Care # - 28.9%
Abbott Laboratories	202,219	9,059,411
AmerisourceBergen	106,846	10,311,707
Amgen	83,899	13,271,144
Baxalta	78,880	2,718,205
Baxter International	191,463	7,158,802
Becton, Dickinson & Co.	61,670	8,789,208
Gilead Sciences	86,051	9,304,695
Johnson & Johnson	97,524	9,852,850
UnitedHealth Group	107,563	12,668,770
		83,134,792
Industrials - 12.0%
3M	64,538	10,146,019
Illinois Tool Works	134,813	12,394,707
W.W. Grainger	57,367	12,047,070
		34,587,796
Information Technology - 7.4%
Automatic Data Processing	100,392	8,733,100
Microchip Technology	261,020	12,604,656
		21,337,756

Total Common Stocks		277,104,156
(Cost $275,567,342)

SHORT-TERM INVESTMENT- 3.8%
Invesco Treasury Portfolio, Institutional Class, 0.02% ^
(Cost $10,973,222)	10,973,222	10,973,222

Total Investments - 100.0%
(Cost $286,540,564)		288,077,378
Other Assets and Liabilities, Net - 0.0%		72,235
Total Net Assets - 100.0%		$288,149,613

#
As of October 31, 2015, the Fund had a significant portion of its assets invested in this sector.  The Health Care sector may be more greatly impacted by changes in litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

^	The rate shown is the annualized seven day effective yield as of October 31, 2015.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of October 31, 2015:
	Level 1	Level 2	Level 3	Total
Common Stocks	$277,104,156	$–	$–	$277,104,156
Short-Term Investment	10,973,222	–	–	10,973,222
Total Investments	$288,077,378	$–	$–	$288,077,378

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at October 31, 2015 was as follows*:

Coho Relative Value Equity Fund

Cost of investments	$286,540,564

Gross unrealized appreciation	12,004,647
Gross unrealized depreciation	(10,467,833)
Net unrealized appreciation	$1,536,814

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   December 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   December 17, 2015

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date  December 17, 2015